Income Tax - Schedule of Income Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax [Abstract]
- For current year	$ 108,382	$ 119,238	$ 387,407
- Short provision of earlier year	12,265
Deferred tax (benefit) / expense	11,507	28,241	135,640
Income tax expense	$ 132,154	$ 147,479	$ 523,047